PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

9. PROPERTY AND EQUIPMENT

Property and equipment, net consisted of the following (in thousands)

	As of
	December 31, 2024	December 31, 2023
Computer hardware and software	3,070	2,082
Furniture, fixture, and equipment	9	10
Total property and equipment	3,079	2,092
Less: accumulated depreciation	(963)	(492)
Property and equipment, net	2,116	1,600

For the years ended December 31, 2024 and 2023, depreciation expense was $504 and $316 respectively.

THE REAL BROKERAGE INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2024 and 2023